Business and Summary of Significant Accounting Policies - Secured Trust Deposits (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Secured trust deposits	$ 825	$ 830	$ 860